Investment properties (Table)	12 Months Ended
Jun. 30, 2020
Investment properties
Schedule of investment property

£’000
At 1 July 2018
Cost	19,769
Accumulated depreciation and impairment	(5,933)
Net book amount	13,836
Year ended 30 June 2019
Opening net book amount	13,836
Additions	12,424
Depreciation charge	(157)
Impairment charge	(1,124)
Closing net book amount	24,979
At 30 June 2019
Cost	32,193
Accumulated depreciation and impairment	(7,214)
Net book amount	24,979
Year ended 30 June 2020
Opening net book amount	24,979
Depreciation charge	(365)
Impairment charge	(3,787)
Closing net book amount	20,827
At 30 June 2020
Cost	32,193
Accumulated depreciation and impairment	(11,366)
Net book amount	20,827

Schedule of other amounts recognized in profit or loss for investment properties

	2020	2019	2018
	£’000	£’000	£’000
Rental revenue	2,424	1,749	1,371
Direct operating expenses from properties, all of which generated rental revenue	305	416	182